Customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Customer Deposits [Line Items]
Financial liabilities held for trading	€ 77,139	€ 70,343	[1]	€ 107,634	€ 107,624
Financial liabilities designated at fair value through profit or loss	60,995	68,058	[1]	59,616	59,616
FINANCIAL LIABILITIES AT AMORTISED COST	1,230,745	1,171,630	[1]	1,126,069	1,126,069
Deposits
Customer Deposits [Line Items]
Financial liabilities held for trading	0	0	[1]	28,753	28,753
Financial liabilities designated at fair value through profit or loss	57,111	65,304	[1]	55,971	55,971
FINANCIAL LIABILITIES AT AMORTISED COST	942,417	903,101	[1]	€ 883,320	883,320
Deposits - Customers
Customer Deposits [Line Items]
Financial liabilities held for trading	0	0	[1]		28,179
Financial liabilities designated at fair value through profit or loss	34,917	39,597	[1]		28,945
FINANCIAL LIABILITIES AT AMORTISED COST	789,448	740,899	[1]		720,606
Total financial liabilities	824,365	780,496			777,730
Deposits - Customers | SPAIN
Customer Deposits [Line Items]
Total financial liabilities	271,103	267,210			260,181
Deposits - Customers | European Union (excluding Spain)
Customer Deposits [Line Items]
Total financial liabilities	334,542	309,615			318,580
Deposits - Customers | United States and Puerto Rico
Customer Deposits [Line Items]
Total financial liabilities	60,011	53,843			50,771
Deposits - Customers | Other OECD countries
Customer Deposits [Line Items]
Total financial liabilities	71,235	67,462			62,980
Deposits - Customers | South America
Customer Deposits [Line Items]
Total financial liabilities	87,474	82,343			84,752
Deposits - Customers | Rest of World
Customer Deposits [Line Items]
Total financial liabilities	0	23			466
Deposits - Customers | Current Deposits From Customers
Customer Deposits [Line Items]
Total financial liabilities	373,146	346,345			328,217
Deposits - Customers | Savings Deposits
Customer Deposits [Line Items]
Total financial liabilities	208,701	196,493			189,845
Deposits - Customers | Other Demand Deposits
Customer Deposits [Line Items]
Total financial liabilities	6,686	5,873			7,010
Deposits - Customers | Fixed Term and Other Term Deposits
Customer Deposits [Line Items]
Total financial liabilities	194,163	195,540			195,285
Deposits - Customers | Home Purchase Savings Deposits
Customer Deposits [Line Items]
Total financial liabilities	44	40			45
Deposits - Customers | Discount Time Deposits
Customer Deposits [Line Items]
Total financial liabilities	3	3			3
Deposits - Customers | Hybrid Financial Liabilities Deposits
Customer Deposits [Line Items]
Total financial liabilities	2,711	3,419			4,295
Deposits - Customers | Subordinated liabilities
Customer Deposits [Line Items]
Total financial liabilities	0	23			21
Deposits - Customers | Repurchase Agreement
Customer Deposits [Line Items]
Total financial liabilities	€ 38,911	€ 32,760			€ 53,009

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).